Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 26,419
Ending balance	26,678	$ 26,419
Carrying amount	26,678	26,419
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,993	48,757
Effect of movements in foreign exchange	(1,616)	(1,644)
Acquisitions	4,739	3,188
Acquisitions through business combinations	2	111
Disposals through sale and derecognition	(1,301)	(1,274)
Disposals through the sale of subsidiaries	(51)	0
Transfer (to)/from other asset categories and other movements	(23)	(145)
Ending balance	50,742	48,993
Carrying amount	50,742	48,993
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24,802)	(23,242)
Effect of movements in foreign exchange	813	625
Depreciation	(3,384)	(3,250)
Disposals through sale and derecognition	1,168	1,130
Disposals through the sale of subsidiaries	46	0
Impairment losses	(182)	(145)
Transfer (to)/from other asset categories and other movements	57	80
Ending balance	(26,284)	(24,802)
Carrying amount	(26,284)	(24,802)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,287
Ending balance	8,082	8,287
Carrying amount	8,082	8,287
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,237
Effect of movements in foreign exchange	(383)
Acquisitions	44
Acquisitions through business combinations	0
Disposals through sale and derecognition	(104)
Disposals through the sale of subsidiaries	(18)
Transfer (to)/from other asset categories and other movements	598
Ending balance	12,374	12,237
Carrying amount	12,374	12,237
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,950)
Effect of movements in foreign exchange	123
Depreciation	(376)
Disposals through sale and derecognition	64
Disposals through the sale of subsidiaries	17
Impairment losses	(19)
Transfer (to)/from other asset categories and other movements	(151)
Ending balance	(4,292)	(3,950)
Carrying amount	(4,292)	(3,950)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,124
Ending balance	13,915	14,124
Carrying amount	13,915	14,124
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,976
Effect of movements in foreign exchange	(1,162)
Acquisitions	1,296
Acquisitions through business combinations	2
Disposals through sale and derecognition	(1,197)
Disposals through the sale of subsidiaries	(33)
Transfer (to)/from other asset categories and other movements	2,025
Ending balance	35,906	34,976
Carrying amount	35,906	34,976
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,852)
Effect of movements in foreign exchange	690
Depreciation	(3,008)
Disposals through sale and derecognition		1,104
Disposals through the sale of subsidiaries	29
Impairment losses	(161)
Transfer (to)/from other asset categories and other movements	206
Ending balance	(21,992)	(20,852)
Carrying amount	(21,992)	(20,852)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,780
Ending balance	2,462	1,780
Carrying amount	2,462	1,780
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,780
Effect of movements in foreign exchange	(70)
Acquisitions	3,399
Acquisitions through business combinations	0
Disposals through sale and derecognition	(1)
Transfer (to)/from other asset categories and other movements	(2,646)
Ending balance	2,462	1,780
Carrying amount	2,462	1,780
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	(2)
Transfer (to)/from other asset categories and other movements	2
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,191
Ending balance	24,459	24,191
Carrying amount	$ 24,459	$ 24,191